Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 488,833	$ 9,262	$ 1,155,513
Accounts receivable, net of allowances and credit losses of $29,019 and $25,964	152,954	813,416	1,231,181
Inventory, net	1,990,663	4,808,152	2,119,441
Other current assets	2,102,377	671,933	3,702,661
Total Current Assets	4,953,352	6,521,288	9,631,546
FIXED ASSETS, net	267,561	120,400	1,904,403
RIGHT OF USE ASSET	159,915	197,540	71,128
INTANGIBLE ASSETS, net
Trademarks			1,125,074
Customer relationships			2,082,757
Non-compete agreements			104,927
Total Intangible Assets			3,312,758
GOODWILL			445,395
OTHER ASSETS	123,855	103,720	124,634
TOTAL ASSETS	7,240,212	8,678,477	15,945,409
CURRENT LIABILITIES
Accounts payable and accruals	547,133	2,401,243	1,794,223
Working capital line of credit		1,776,068	2,368,200
Deferred income	47,265	47,078	109,414
Current maturities of long-term debt, net of discounts		3,439,557
Current maturities of lease liabilities	50,769	57,329	30,583
Current maturities of related party long-term notes	300,000	100,000	475,000
Loan payable	118,376	29,413
Related party notes payable - subordinated	768,839	893,000	960,000
Derivative liability	1,481,807
Warrants liability	2,103,122
Other current liabilities	790,881	790,881	1,054,649
Total Current Liabilities	6,208,192	9,534,569	6,792,069
LONG-TERM LIABILITIES
Lease liability, net of current portion	108,526	139,631	40,109
Debt, net of current portion and discounts	391,200		31,263
Related party notes, net of current portion	50,000	250,000	175,000
TOTAL LIABILITIES	6,757,918	9,924,200	7,038,441
STOCKHOLDERS’ EQUITY
Series A 8% cumulative convertible preferred stock, $0.0001 par value; 10,000 shares authorized, 0 shares issued and outstanding as of September 30, 2023, and 0 shares issued and outstanding as of December 31, 2022
Common stock, $0.0001 par value, 100,000,000 shares authorized; 5,970,011 shares issued and outstanding as of September 30, 2023, and 1,338,321 shares issued and outstanding as of December 31, 2022	597	2,704	2,480
Additional paid-in capital	33,907,540	28,326,546	25,102,879
Accumulated other comprehensive loss	(161,450)	(235,853)	(54,240)
Accumulated deficit	(33,188,070)	(29,339,120)	(16,144,151)
Treasury stock, 7,564 shares as of September 30, 2023 and 0 shares as of December 31, 2022	(76,323)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	482,294	(1,245,723)	8,906,968
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	7,240,212	8,678,477	15,945,409
Related Party [Member]
CURRENT ASSETS
Advances to related party	218,525	218,525	1,422,750
RELATED PARTY LONG-TERM RECEIVABLE	435,545	435,545	455,545
INTANGIBLE ASSETS, net
ADVANCES TO RELATED PARTY	$ 1,299,984	$ 1,299,984